Cover	May 18, 2023
Cover [Abstract]
Entity Registrant Name	LIGHTBRIDGE CORPORATION
Entity Central Index Key	0001084554
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 18, 2023
Entity File Number	001-34487
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	91-1975651
Entity Address Address Line 1	11710 Plaza America Drive
Entity Address Address Line 2	Suite 2000
Entity Address City Or Town	Reston
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20190
City Area Code	571
Local Phone Number	730-1200
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	LTBR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by Lightbridge Corporation (the “Company”) with the Securities and Exchange Commission on May 19, 2023 (the “Initial 8-K”). The Initial 8-K reported the final voting results of the Company’s Annual Meeting of Stockholders held on May 18, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding the frequency with which it will include stockholder advisory votes to approve the compensation of the Company’s named executive officers in future annual meetings of stockholders (the “Say-on-Frequency Proposal”). No other changes have been made to the Initial 8-K.